26. Share-Based Payment (Details - Assumptions)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	5 years	5 years
Weighted average expected stock price volatility	71.32%	34.28%
Expected dividend yield	0.00%	0.00%
Weighted average grant-date fair value of options granted | $ / shares	2.7592	1.0539
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price	$ 2	$ 1
Risk-free interest rate	0.94%	1.18%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price	$ 4	$ 4
Risk-free interest rate	2.10%	1.81%